General and administrative expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
General and administrative expenses
9. General and administrative expenses
The following summary key expenses are included in general and administrative expenses for the year ended:

		For the years ended,
	Note	December 31, 2025	December 31, 2024	December 31, 2023
		$	$	$
Wages & employee benefits		4,105,566	2,670,496	2,620,350
Consultancy fees		2,189,483	2,309,474	2,980,497
Professional fees		1,178,863	2,214,068	3,197,712
Legal expenses		1,207,985	1,209,758	5,121,915
Directors’ fees		721,540	721,697	591,631
Depreciation of property and equipment		1,027,102	1,042,606	524,959
Depreciation of right-of-use assets	12	321,414	347,816	353,851
Gain on disposal of property and equipment		-	(134)	-
Amortization of intangible assets	14	141,769	181,991	163,147
Impairment of VAT receivables	11	574,270	1,749,527	4,617,911
Provision for withholding tax payable		4,173	3,434,062	-
Provision for bad debt		-	478,558	-
Impairment of deposit	11	400,000	-	-
Share-based expense - Lifezone Holdings shareholder earnout		-	-	248,464,035
Share-based expense - Sponsor earnout		-	-	17,094,750
SPAC Transaction expenses		-	-	76,857,484
Share-based expense - RSU & share options	25	2,121,036	17,818,907	-
Travel		310,817	552,276	574,776
Audit & accountancy fees		1,420,535	915,101	1,451,510
Taxes & licenses		13,396	30,297	-
Insurance		908,226	1,555,306	970,517
Other administrative expenses		2,474,920	1,850,346	493,157
Total		19,121,095	39,082,152	366,078,202
Lifezone capitalizes exploration and evaluation costs related to the Kabanga Nickel Project to exploration and evaluation assets. Capitalized exploration and evaluation expenditure includes a wide range of exploration, evaluation and study related costs, including general, administrative and financing costs that are related to the Kabanga Nickel Project. General and administrative expenses included in the consolidated statements of comprehensive loss are costs that are expensed either because such costs do not relate to the Kabanga Nickel Project or are not eligible for capitalization under Lifezone's accounting policy.
Provision for withholding tax payable
In 2020, KNCL, a subsidiary of Lifezone, filed a tax appeal with the Tax Revenue Appeals Tribunal, contesting a withholding tax assessment imposed by the TRA on imported services. These services were provided by non-resident entities during a period when KNCL was jointly owned by Barrick and Glencore. On January 21, 2021, the TRA issued an Agency Notice to KNCL’s bank, Citi Bank Tanzania Limited, leading to the transfer of the company’s total bank balance of TZS 823.40 million ($335,398) as of January 31, 2021, to the TRA. KNCL is a non-operating entity whose retention mining license were revoked by the Government of Tanzania in 2018, ahead of the acquisition by Lifezone and carries a de-minimis amount of cash.

Subsequently, on April 22, 2021, the TRA lifted the Agency Notice until further notice, pending a hearing and final determination of the case. On July 30, 2024, the Court of Appeal ruled in favor of the TRA, dismissing KNCL’s appeal and confirming the tax assessment of TZS 8.43 billion ($3.43 million) as payable. Following this ruling, a provision of $3.43 million (equivalent to TZS 8.43 billion) has been made, covering the principal tax amount plus interest.
On August 19, 2024, the TRA issued a further demand notice for the withholding tax of TZS 8.43 billion ($3.43 million), along with additional interest for late payment. In March 2025, this additional interest was revised to TZS 12.36 billion ($5.03 million).
Lifezone continues to challenge the demand notice through proactive discussions with the TRA. While the outcome of these discussions is uncertain, based on progress of these discussions and legal advice obtained, Lifezone believes that it can successfully negotiate a waiver of the additional interest charges. Lifezone has not provided for any additional interest charges as, based on ongoing discussions with the TRA, any material outflow is not considered probable. However, if the TRA does not waive the additional interest charges, there is a possibility that KNCL could face an additional liability of up to $5.03 million (TZS 12.36 billion). Following resolution of this matter Lifezone intends to place KNCL in voluntary liquidation. KNCL does not hold the SML and any liquidation has no impact on Lifezone's operations.

During 2025, Lifezone and its Tanzanian entities engaged in discussions with the Government of Tanzania to amend the existing Framework Agreement and agreed on a mechanism to resolve several outstanding matters with the Tanzania Revenue Authority (TRA). Based on the advice received and the advanced stage of the Framework Agreement negotiations, management believes it is likely that Lifezone will not be required to pay the additional interest charges of $5.03 million (TZS 12.36 billion) in relation to the withholding tax assessment. However, as the amended Framework Agreement has not yet been signed or become effective, it is considered probable, though not certain, that no payment will be required in respect of the assessed amounts.

Share-based payment expenses
Share-based payment expenses of $2.12 million during the year ended December 31, 2025, (2024: $17.82 million) were recognized in accordance with IFRS 2- Share-based Payment in relation to Stock options and RSUs granted to employees, consultants and directors. For details refer to Note 25.
Impairment of VAT receivables
The VAT receivables in Tanzania were fully provided for, following the rejection by the TRA of our VAT refund application related to goods and services procured for the Kabanga Nickel Project. For the year ended December 31, 2025, a provision of $574,270 was recorded in the consolidated statement of comprehensive loss, compared to $1.75 million in 2024. Total provision as at December 31, 2025, is $6.94 million (2024: $6.37 million). TNCL has formally contested the TRA’s decision, asserting that the rejection is unfounded, as the purchases were directly linked to its economic activities in Tanzania, aimed at developing the Kabanga Nickel Project with the ultimate goal of producing and exporting metals. Lifezone remains actively engaged with the Government of Tanzania and continues to monitor the situation closely, seeking a favorable resolution in line with applicable local laws and regulations.